GENERAL INFORMATION (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2019	Oct. 31, 2019	Oct. 09, 2019
General information
Other operating gains			$ 350,000,000	$ 0	$ 0
Interest rate								4.00%
Free Float percentage			43.80%	29.60%		43.80%	34.90%
GTH
General information
Number of shares acquired (in shares)	1,914,322,110
Percentage of voting equity interests acquired	40.55%		41.00%
Notes 4%
General information
Facility amount							$ 700,000,000	$ 700,000,000
Interest rate							4.00%
Common shares | Telenor East Holding II AS (Telenor)
General information
Number of shares outstanding including treasury shares (in shares)						157,000,000
Proportion of common and voting shares including proportion of treasury shares, in percentage						8.90%
Ericsson
General information
Other operating gains		$ 350,000,000